NOTES PAYABLE (Details) - Schedule of Amortization of Debt Discount - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018	May 31, 2017
Schedule of Amortization of Debt Discount [Abstract]
Discounts on notes payable amortized to interest expense	$ 337,347	$ 818,254	$ 2,481,674	$ 1,391,110	$ 2,534,104	$ 2,274,519